UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                  1/21/10
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               36

Form 13F Information Table Value Total:         $319,833

List of Other Included Managers:
NONE
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
                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
ANADARKO PETROLEUM CORP          COMMON   032511107      206          3300 SH       SOLE                      3300
APPLE INC. COM.                  COMMON   037833100      347          1645 SH       SOLE                      1645
BARRICK GOLD CORPORATION         COMMON   067901108    25225        640550 SH       SOLE                    640550
CHEVRON CORPORATION              COMMON   166764100      815         10585 SH       SOLE                     10585
CISCO SYSTEMS                    COMMON   17275R102    17190        718036 SH       SOLE                    718036
CONV.SOLUTIONS                   COMMON   21254V100        0         12000 SH       SOLE                     12000
DISH NETWORK CORP. CLASS A       COMMON   278762109      988         56800 SH       SOLE                     56800
ECHOSTAR HOLDING CORP.           COMMON   278768106      229         11360 SH       SOLE                     11360
ELECTRONIC ARTS INC.             COMMON   285512109      362         20385 SH       SOLE                     20385
ENERGY TRANSFER EQUITY, L.P.     COMMON   29273V100    23846        779790 SH       SOLE                    779790
ENTERPRISE PRODUCTS PARTNERS L.P COMMON   293792107    27280        868508 SH       SOLE                    868508
EXXON MOBIL CORP                 COMMON   30231G102     1562         22912 SH       SOLE                     22912
GENERAL ELECTRIC CO.             COMMON   369604103     9511        628626 SH       SOLE                    628626
GOLDCORP, INC                    COMMON   380956409    12388        314887 SH       SOLE                    314887
GOOGLE, INC.                     COMMON   38259P508      412           664 SH       SOLE                       664
HONEYWELL INTERNATIONAL INC.     COMMON   438516106      869         22169 SH       SOLE                     22169
MSCI SINGAPORE INDEX FUND        COMMON   464286673     2411        209870 SH       SOLE                    209870
MSCI JAPAN INDEX FUND            COMMON   46428684B        0        199100 SH       SOLE                    199100
MSCI HONG KONG INDEX FUND        COMMON   464286871     2195        140145 SH       SOLE                    140145
MICROSOFT CORP                   COMMON   594918104    12806        420130 SH       SOLE                    420130
NALCO HOLDING CO.                COMMON   62985Q101    11959        468810 SH       SOLE                    468810
NOBLE ENERGY                     COMMON   655044105    18577        260839 SH       SOLE                    260839
ORACLE CORP.                     COMMON   68389X105    12409        505875 SH       SOLE                    505875
PEPSICO INC.                     COMMON   71344810       259          4265 SH       SOLE                      4265
PFIZER INC.                      COMMON   717081103    13784        757782 SH       SOLE                    757782
PROSHARES ULTRASHORT YEN         COMMON   74347W858        0         99500 SH       SOLE                     99500
QUALCOMM, INC.                   COMMON   747525103    48250       1043024 SH       SOLE                   1043024
SOUTHWEST AIRLINES               COMMON   844741108      124         10830 SH       SOLE                     10830
SOUTHWESTERN ENERGY              COMMON   845467109    17130        355395 SH       SOLE                    355395
SUNRISE SENIOR LIVING            COMMON   86768K106      990        307490 SH       SOLE                    307490
UNILEVER PLC                     COMMON   904767704    11326        355040 SH       SOLE                    355040
UNITED NATURAL FOODS, INC.       COMMON   911163103    15433        577142 SH       SOLE                    577142
WESTERN GAS PARTNERS, LP         COMMON   958254104     7932        406984 SH       SOLE                    406984
WISDOMTREE INDIA EARNINGS FUND   COMMON   97717W422     2273        102970 SH       SOLE                    102970
XTO ENERGY                       COMMON   98385X106     7778        167161 SH       SOLE                    167161
ACCENTURE PLC CLASS A            COMMON   G1151C101    12967        312458 SH       SOLE                    312458
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